Santander Group - Acquisition of Banco Santander Mexico (Details) - Banco Santander Mexico S.a. Institucion De Banca Multiple Grupo Financiero Santander Mexico € in Millions	Jul. 23, 2019 EUR (€) shares	Apr. 12, 2019 shares
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest not held by entity		25.00%
New shares issuable per acquiree share (in shares) | shares		0.337
ADS exchange ratio (in shares) | shares		1.685
Share capital contributed (as a percent)	2.35%	16.69%
Proportion of ownership interest in entity		91.65%
Number of instruments or interests issued or issuable (in shares) | shares	381,540,640
Increase in capital	€ 191
Increase in issue premium	1,491
Decrease in reserves	670
Decrease in minority interests	€ 1,012